Schedule of Investments

The ARK Israel Innovative Technology ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Aerospace & Defense - 2.4%
Elbit Systems Ltd. (Israel)	12,116	$2,230,344

Automobile Components - 2.0%
Mobileye Global, Inc., Class A (Israel)*	48,047	1,808,489

Biotechnology - 2.7%
UroGen Pharma Ltd.*	214,502	2,486,078

Communications Equipment - 14.5%
AudioCodes Ltd. (Israel)	206,556	2,106,871
Ceragon Networks Ltd. (Israel)*	1,168,412	2,278,404
Gilat Satellite Networks Ltd. (Israel)*	443,363	2,092,673
Ituran Location and Control Ltd. (Israel)	100,415	2,088,632
Radware Ltd. (Israel)*	102,247	2,060,277
SatixFy Communications Ltd. (Israel)*	1,535,626	703,163
Silicom Ltd. (Israel)*	61,752	2,157,615
Total Communications Equipment		13,487,635

Diversified Telecommunication - 2.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,612,545	2,184,657

Electronic Equipment, Instruments & Components - 2.3%
Nayax Ltd. (Israel)*	125,560	2,143,551

Entertainment - 2.0%
Playtika Holding Corp.*	184,220	1,842,200

Health Care Equipment & Supplies - 4.6%
Inmode Ltd.*	58,570	2,182,318
Nano-X Imaging Ltd. (Israel)*	347,792	2,125,009
Total Health Care Equipment & Supplies		4,307,327

Hotels, Restaurants & Leisure - 2.5%
Fattal Holdings 1998 Ltd. (Israel)*	25,962	2,307,670

Interactive Media & Services - 2.2%
Taboola.com Ltd. (Israel)*	901,629	2,082,763

IT Services - 7.0%
Matrix IT Ltd. (Israel)	123,713	2,211,894
One Software Technologies Ltd. (Israel)	209,715	2,244,872
Wix.com Ltd. (Israel)*	23,722	2,069,270
Total IT Services		6,526,036

Media - 2.1%
Perion Network Ltd. (Israel)*	55,651	1,949,455

Pharmaceuticals - 4.7%
Taro Pharmaceutical Industries Ltd.*	86,702	2,184,890
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	252,754	2,206,543
Total Pharmaceuticals		4,391,433

Professional Services - 7.1%
Danel Adir Yeoshua Ltd. (Israel)	30,331	2,207,957
Fiverr International Ltd.*	60,290	2,201,791
Hilan Ltd. (Israel)	49,792	2,199,198
Total Professional Services		6,608,946

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 7.1%
Camtek Ltd. (Israel)*	85,804	$2,260,936
Nova Ltd. (Israel)*	23,403	2,140,204
Tower Semiconductor Ltd. (Israel)*	48,273	2,172,526
Total Semiconductors & Semiconductor Equipment		6,573,666

Software - 26.9%
Allot Ltd. (Israel)*	746,366	2,022,652
Cellebrite DI Ltd. (Japan)*	386,272	2,089,731
Check Point Software Technologies Ltd. (Israel)*	16,375	2,085,520
Cognyte Software Ltd. (Israel)*	493,226	2,051,820
CyberArk Software Ltd.*	16,528	2,059,389
JFrog Ltd. (Israel)*	106,062	1,969,571
Monday.com Ltd.*	16,631	2,027,652
Nice Ltd. (Israel)*(a)	10,229	2,086,818
Riskified Ltd., Class A*	415,293	2,039,089
Sapiens International Corp. NV (Israel)	104,884	2,111,315
SimilarWeb Ltd. (Israel)*	378,800	2,378,864
WalkMe Ltd. (Israel)*	200,313	2,091,268
Total Software		25,013,689

Technology Hardware, Storage & Peripherals - 2.2%
Stratasys Ltd.*	142,525	2,046,659

Wireless Telecommunication Services - 5.0%
Cellcom Israel Ltd. (Israel)*	645,417	2,294,041
Partner Communications Co. Ltd. (Israel)*	478,432	2,325,359
Total Wireless Telecommunication Services		4,619,400
Total Common Stocks
(Cost $126,805,745)		92,609,998
MONEY MARKET FUND–0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (b)
(Cost $256,798)	256,798	256,798
Total Investments–100.0%
(Cost $127,062,543)		92,866,796
Liabilities in Excess of Other Assets–(0.0)%(c)		(28,709)
Net Assets–100.0%		$92,838,087

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2023.
(c)	Less than 0.05%

Country	Value	% of Net Assets
Israel	$71,450,201	77.0%
Japan	2,089,731	2.2
United States	19,326,864	20.8
Total Investments	92,866,796	100.0
Liabilities in Excess of Other Assets	(28,709)	(0.0	)(c)
Net Assets	$92,838,087	100.0%

Schedule of Investments (Continued)

The ARK Israel Innovative Technology ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$92,609,998	$–	$–	$92,609,998
Money Market Fund	256,798	–	–	256,798
Total	$92,866,796	$–	$–	$92,866,796

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.